Goodwill and Intangible Assets - Narrative (Details) - USD ($)	2 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill impairment loss	$ 0	$ 0	$ 0	$ 0